Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2019	2018
Current:
Income taxes
Canada	$11,196	$5,251
Peru	13,723	19,103
Mining taxes
Canada	341	9,085
Peru	4,379	11,030
Adjustments in respect of prior years	6,273	707
	35,912	45,176
Deferred:
Income taxes (recoveries) - origination, revaluation and/or and reversal of temporary differences
Canada	(59,082)	25,811
Peru	(6,280)	10,780
United States	(68,106)	3,170
Mining taxes (recoveries) - origination, revaluation and/or reversal of temporary difference
Canada	(10,266)	414
Peru	(1,948)	(621)
Adjustments in respect of prior years	817	691
	(144,865)	40,245
	$(108,953)	$85,421

Disclosure of detailed information about deferred taxes [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax asset
Canada	$69,950	$15,513

Deferred income tax liability
Peru	(191,611)	(196,452)
United States	(41,607)	(110,861)
Deferred mining tax asset (liability)
Canada	5,095	(5,119)
Peru	(9,709)	(11,658)
	(237,832)	(324,090)
Net deferred tax liability balance, end of year	$(167,882)	$(308,577)

Disclosure of detailed information about changes in deferred tax assets and liabilities [Table Text Block]
	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Net deferred tax liability balance, beginning of year	$(308,577)	$(277,466)
Deferred tax recovery (expense)	144,865	(40,245)
OCI transactions	1,878	520
Foreign currency translation on the deferred tax liability	(6,048)	8,614
Net deferred tax liability balance, end of year	$(167,882)	$(308,577)

Disclosure of detailed information about reconciliation to statutory tax rate [Table Text Block]
	Year ended December 31,
	2019	2018

Statutory tax rate	27.00%	27.00%

Tax expense at statutory rate	$(122,246)	$46,126
Effect of:
Deductions related to mining taxes	(1,493)	(5,976)
Adjusted income taxes	(123,739)	40,150
Mining tax (recovery) expense	(6,674)	19,214
	(130,413)	59,364

Permanent differences related to:
Capital items	3,270	(2,903)
Other income taxes permanent differences	1,747	(454)
Impact of remeasurement on decommissioning liability	(16,265)	3,898
Temporary income tax differences not recognized	6,219	4,449
Non-deductible impairment on UCM receivable	7,041	-
Withholding tax on dividend	6,826	-
Impact related to differences in tax rates in foreign operations	20,338	9,594
Impact of changes in statutory tax rates	(259)	45
Foreign exchange on non-monetary items	(6,633)	11,408
Impact related to tax assessment and tax return amendments	(824)	20
Tax (recovery) expense	$(108,953)	$85,421

Disclosure of temporary differences recognized [Table Text Block]
	Balance sheet		Income Statement
	Dec.31, 2019	Dec. 31, 2018	Dec.31, 2019	Dec. 31, 2018
Deferred income tax (liability) asset/expense (recovery)
Property, plant and equipment	$(96,841)	$(83,407)	$13,434	$(18,646)
Pension obligation	11,332	7,817	(1,115)	2,739
Other employee benefits	16,837	13,488	(3,349)	3,254
Decommissioning and restoration obligation	41,208	7,817	(33,391)	(2,055)
Non-capital losses	90,446	72,470	(17,976)	19,025
Share issuance and debt costs	6,540	10,896	4,361	4,807
Deferred revenue	(112)	(7,622)	(7,510)	5,096
Other	540	(5,946)	(12,839)	4,640
Deferred income tax asset/expense (recovery)	69,950	15,513	(58,385)	18,860
Deferred income tax liability (assets)/(recovery) expense
Property, plant and equipment	259,145	339,037	(79,892)	25,456
Other employee benefits	(80)	240	(320)	48
Asset retirement obligations	(833)	(918)	85	(129)
Non-capital losses	(28,643)	(27,374)	(1,269)	165
Other	3,629	(3,672)	7,302	(3,439)
Deferred income tax liability/(recovery) expense	233,218	307,313	(74,094)	22,101
Deferred income tax liability/(recovery) expense	$(163,268)	$(291,800)	$(132,479)	$40,961

Disclosure of detailed information about temporary differences not recognized [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment	$33,269	$-
Capital losses	159,545	200,455
Other employee benefits	68,866	77,166
Asset retirement obligations	146,679	175,091
Non-capital losses	122,979	116,542
Temporary differences not recognized	$531,338	$569,254

Disclosure of detailed information about temporary differences - deferred mining tax assets and liabilities [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Canada
Property, plant and equipment	$5,095	$(5,119)
	Dec. 31, 2019	Dec. 31, 2018
Peru
Property, plant and equipment	$(9,710)	$(11,658)